Common Stock and Stock Plans, Employee Stock Ownership Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock [Member]
Employee Stock Ownership Plan [Abstract]
Allocated shares (common)	155,810,091	138,978,383	138,182,911
Dividends paid to ESOP	$ 155	$ 233	$ 213
Preferred stock Unreleased [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares (preferred)	822,242	1,071,418	1,406,460
Fair value of unreleased ESOP preferred shares	$ 822	$ 1,072	$ 1,407
Dividends paid to ESOP	$ 77	$ 101	$ 159